REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
REVENUES
Schedule of revenues

						Consolidated
2020	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	19,427	—	—	83	—	19,510
Fixed lines	—	1,072	838	190	—	2,100
Total telephone revenues	19,427	1,072	838	273	—	21,610
Interconnection revenues	410	—	—	7,276	—	7,686
Data, internet, and information technology service revenues
Cellular data and internet	59,502	—	—	—	—	59,502
Internet, data communication, and information technology services	—	13	8,066	1,665	—	9,744
SMS	4,377	—	440	—	—	4,817
Others	—	42	939	632	140	1,753
Total data, internet, and information technology service revenues	63,879	55	9,445	2,297	140	75,816
Network revenues	4	—	766	901	—	1,671
Indihome revenues	—	19,827	2,387	—	—	22,214
Other services
Call center service	—	—	775	70	—	845
Manage service and terminal	—	—	1,292	1	—	1,293
E-health	—	—	549	—	—	549
E-payment	—	—	475	—	24	499
Others	—	51	1,189	393	354	1,987
Total other services	—	51	4,280	464	378	5,173
Total revenues from contract with customer	83,720	21,005	17,716	11,211	518	134,170
Revenues from lessor transactions	—	—	—	2,277	—	2,277
Total revenues	83,720	21,005	17,716	13,488	518	136,447
Adjustments and eliminations	—	(48)	13	13	(299)
Total external revenues as reported in note operating segment	83,720	20,957	17,729	13,501	219

						Consolidated
2021	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	14,664	—	—	73	—	14,737
Fixed lines	—	896	649	185	—	1,730
Total telephone revenues	14,664	896	649	258	—	16,467
Interconnection revenues	368	—	—	7,419	—	7,787
Data, internet, and information technology service revenues
Cellular data and internet	64,500	—	—	—	—	64,500
Internet, data communication, and information technology services	—	240	7,976	2,056	—	10,272
SMS	4,728	—	26	—	—	4,754
Others	—	—	1,596	922	180	2,698
Total data, internet, and information technology service revenues	69,228	240	9,598	2,978	180	82,224
Network revenues	4	—	1,087	789	—	1,880
Indihome revenues	—	23,720	2,605	—	—	26,325
Other services
Call center service	—	—	1,012	69	—	1,081
Manage service and terminal	—	—	2,047	1	—	2,048
E-health	—	—	640	—	—	640
E-payment	3	—	459	—	25	487
Others	—	72	1,036	325	426	1,859
Total other services	3	72	5,194	395	451	6,115
Total revenues from contract with customer	84,267	24,928	19,133	11,839	631	140,798
Revenues from lessor transactions	—	—	—	2,412	—	2,412
Total revenues	84,267	24,928	19,133	14,251	631	143,210
Adjustments and eliminations	—	2	8	4	(426)
Total external revenues as reported in note operating segment	84,267	24,930	19,141	14,255	205

						Consolidated
2022	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues
Cellular	11,905	—	—	147	—	12,052
Fixed lines	—	757	604	175	—	1,536
Total telephone revenues	11,905	757	604	322	—	13,588
Interconnection revenues	285	—	—	8,187	—	8,472
Data, internet, and information technology service revenues
Cellular data and internet	69,006	—	—	—	—	69,006
Internet, data communication, and information technology services	—	308	7,750	2,228	—	10,286
SMS	4,260	—	49	—	—	4,309
Others	9	—	1,733	860	207	2,809
Total data, internet, and information technology service revenues	73,275	308	9,532	3,088	207	86,410
Network revenues	3	—	1,438	937	—	2,378
Indihome revenues	—	25,232	2,788	—	—	28,020
Other services
Call center service	—	—	1,139	25	—	1,164
Manage service and terminal	—	—	1,156	1	—	1,157
E-health	—	—	729	—	—	729
E-payment	20	—	454	—	—	474
Others	5	52	1,309	280	664	2,310
Total other services	25	52	4,787	306	664	5,834
Total revenues from contract with customer	85,493	26,349	19,149	12,840	871	144,702
Revenues from lessor transactions	—	—	—	2,604	—	2,604
Total revenues	85,493	26,349	19,149	15,444	871	147,306
Adjustments and eliminations	—	5	12	(2)	(632)
Total external revenues as reported in note operating segment	85,493	26,354	19,161	15,442	239